Share-Based Compensation - Schedule of Share-based Payment Arrangement, Option, Activity (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Number of Shares
Outstanding, beginning balance (in shares) | shares	3,744,871	4,430,340
Granted (in shares) | shares	312,202
Exercised (in shares) | shares	(932,777)
Forfeited (in shares) | shares	(64,894)
Outstanding, ending balance (in shares) | shares	3,744,871	4,430,340
Weighted Average Exercise Price
Outstanding, Weighted Average Exercise Price, beginning balance (in dollars per share) | $ / shares	$ 9.28	$ 5.61
Granted (in dollars per share) | $ / shares	40.62
Exercised (in dollars per share) | $ / shares	1.15
Forfeited (in dollars per share) | $ / shares	9.00
Outstanding, Weighted Average Exercise Price, ending balance (in dollars per share) | $ / shares	$ 9.28	$ 5.61
Weighted Average Remaining Contractual Term (Years)	8 years 10 months 28 days	9 years 2 months 19 days
Aggregate Intrinsic Value | $	$ 106,281	$ 186,426
Exercisable as of June 30, 2021 (in shares) | shares	2,186,535
Exercisable, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.84
Exercisable, Weighted Average Remaining Contractual Term	8 years 7 months 20 days
Exercisable, Aggregate Intrinsic Value | $	$ 78,681
Unvested as of June 30, 2021 (in shares) | shares	1,558,336
Unvested, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 21.05
Unvested, Weighted Average Remaining Contractual Term	9 years 3 months 7 days
Unvested, Aggregate Intrinsic Value | $	$ 27,600